Commitments and Contingencies (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2024	Nov. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Commitments and Contingencies (Details) [Line Items]
Proceeds received		$ 3,561,288
Repayment of company			$ 1,658,359
Outstanding liability			$ 2,418,969
Original equipment cost			40.00%
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement monthly payment	$ 189,262
Security deposit	378,524
Purchase amount					$ 2,300,000
Previously Reported [Member]
Commitments and Contingencies (Details) [Line Items]
Proceeds received		$ 4,455,852
Repayment of company				$ 378,524
Interim payments				544,422
Outstanding liability				$ 4,077,328
Original equipment cost				40.00%
Previously Reported [Member] | Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement monthly payment	189,262
Security deposit	$ 378,524
Purchase amount					$ 2,300,000